UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments.

[Insert JHF II Technical Opportunities Fund - Portfolio of Investments]

MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - October 31, 2009 (Unaudited)
(showing percentage of total net assets)

Technical Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 78.02%

Aerospace - 0.64%
Cubic Corp.	75,500	$2,620,605

Agriculture - 3.00%
The Mosaic Company	262,090	12,247,466

Apparel & Textiles - 0.53%
XTEP International Holdings	4,528,500	2,155,026

Automobiles - 1.43%
Ford Motor Company *	834,600	5,842,200

Banking - 5.86%
Bank of China, Ltd.	19,969,000	11,410,454
China Construction Bank Corp.	6,458,000	5,547,898
China Merchants Bank Company, Ltd.	2,721,000	6,982,144
		23,940,496

Building Materials & Construction - 0.16%
China Resources Cement Holdings, Ltd. *	1,350,000	649,725

Business Services - 1.17%
Fluor Corp.	107,900	4,792,918

Coal - 8.36%
Alpha Natural Resources, Inc. *	304,100	10,330,277
CONSOL Energy, Inc.	310,700	13,301,067
Patriot Coal Corp. *	295,200	3,335,760
Walter Energy, Inc.	123,400	7,218,900
		34,186,004
Computers & Business Equipment - 5.58%
Apple, Inc. *	49,600	9,349,600
EMC Corp. *	301,000	4,957,470
SanDisk Corp. *	275,800	5,648,384
Seagate Technology	205,300	2,863,935
		22,819,389
Construction & Mining Equipment - 1.91%
Joy Global, Inc.	154,700	7,798,427

Crude Petroleum & Natural Gas - 0.74%
Pioneer Natural Resources Company	73,500	3,021,585

Financial Services - 1.75%
China Everbright, Ltd.	1,316,000	3,036,000
UBS AG *	248,800	4,127,592
		7,163,592
Food & Beverages - 0.69%
Tingyi Cayman Islands Holding Corp.	1,258,000	2,821,623

Gold - 1.52%
Eldorado Gold Corp. *	562,100	6,199,963

Hotels & Restaurants - 0.92%
Starbucks Corp. *	198,700	3,771,326

Industrial Machinery - 1.28%
Cameron International Corp. *	142,000	5,249,740

Industrials - 1.89%
Beijing Enterprises Holdings, Ltd.	1,004,000	5,981,530
Foster Wheeler AG *	61,600	1,724,184
		7,705,714
Insurance - 0.70%
Lincoln National Corp.	120,800	2,878,664

Technical Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil - 3.09%
Petroleo Brasileiro SA, ADR	273,400	$12,636,548

Internet Service Provider - 0.95%
Alibaba.com, Ltd. *	1,697,500	3,896,218

Internet Software - 1.09%
Tencent Holdings, Ltd.	254,200	4,436,350

Leisure Time - 0.72%
International Game Technology	165,100	2,945,384

Metal & Metal Products - 1.01%
RTI International Metals, Inc. *	198,400	4,108,864

Mining - 10.42%
BHP Billiton, Ltd., SADR	160,000	10,492,800
Bumi Resources Tbk PT	13,091,500	3,158,549
Coeur d'Alene Mines Corp. *	261,500	5,250,920
Fortescue Metals Group, Ltd. *	813,856	2,720,636
Freeport-McMoRan Copper & Gold, Inc.,	140,100	10,277,736
Class B *
Fresnillo PLC	156,907	1,907,963
Thyssen Krupp AG	54,638	1,757,667
Xstrata PLC *	491,980	7,046,902
		42,613,173
Petroleum Services - 2.28%
Helmerich & Payne, Inc.	49,800	1,893,396
Rex Energy Corp. *	136,173	1,101,640
SandRidge Energy, Inc. *	616,800	6,309,864
		9,304,900
Railroads & Equipment - 2.65%
China Railway Group, Ltd. *	9,460,000	7,440,090
MTR Corp., Ltd.	987,000	3,404,960
		10,845,050
Real Estate - 1.79%
China Overseas Land & Investment, Ltd.	3,390,000	7,306,270

Semiconductors - 2.56%
NVIDIA Corp. *	875,800	10,474,568

Software - 1.90%
AsiaInfo Holdings, Inc. *	148,200	3,269,292
VMware, Inc., Class A *	117,100	4,500,153
		7,769,445
Steel - 6.97%
ArcelorMittal	108,700	3,697,974
Gerdau SA, SADR	505,100	7,627,010
Mechel Steel Group, ADR	374,800	6,431,568
MMX Mineracao e Metalicos SA *	65,800	431,794
United States Steel Corp.	298,900	10,309,061
		28,497,407
Telecommunications Equipment &
Services - 3.50%
SOFTBANK Corp.	172,000	4,037,292
Telefonaktiebolaget LM Ericsson, SADR	573,200	5,961,280
ZTE Corp., Class H	781,000	4,320,837
		14,319,409

1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - October 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Technical Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Travel Services - 0.96%
Ctrip.com International, Ltd., ADR *	73,400	$3,929,836
TOTAL COMMON STOCKS (Cost $318,049,610)		$318,947,885

REPURCHASE AGREEMENTS - 12.40%
Bank of New York Tri-Party
Repurchase Agreement dated
10/31/2009 at 0.08% to be
repurchased at $50,700,338 on
11/02/2009, collateralized by
$147,907,101 Federal National
Mortgage Association, 7.50% due
04/01/2038 (valued at
$51,714,000, including interest)

TOTAL REPURCHASE AGREEMENTS		$50,700,000
(Cost $50,700,000)
Total Investments (Technical Opportunities Fund)		$369,647,885
(Cost $368,749,610) - 90.42%
Other assets and liabilities, net - 9.58%		39,144,276
TOTAL NET ASSETS - 100.00%		$408,792,161

ADR- American Depositary Receipts

SADR- Sponsored American Depositary Receipts

* Non-Income Producing

Footnotes

Percentages are stated as a percent of net assets.

2

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Portfolio uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s investments as of October 31, 2009, by major security category or security type:

Investments in Securities	Level 1	Level 2	Level 3	Totals
Basic Materials	$77,075,156	$13,433,167	-	$90,508,323
Communications	13,160,408	16,690,697	-	29,851,105
Consumer, Cyclical	12,558,910	2,155,026	-	14,713,936
Consumer, Non-Cyclical	2,821,623	-	-	2,821,623
Diversified	5,981,530	-	-	5,981,530
Energy	64,398,777	3,158,549	-	67,557,326
Financial	7,006,256	34,282,766	-	41,289,022
Industrial	16,936,134	11,494,776	-	28,430,910
Technology	37,794,110	-	-	37,794,110
Short-Term Investments	-	50,700,000	-	50,700,000
Total Investments in
Securities	$237,732,904	$131,914,981	-	$369,647,885

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a custodian bank in a segregated account for the benefit of the Fund and the counterparty.

At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $368,749,610. Net unrealized appreciation aggregated $898,275 of which $17,899,302 related to appreciated investment securities and $17,001,027 related to depreciated investment securities.

4

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
John D. Richardson, *Trustee Emeritus*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q1 10/09
12/09

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Technical Opportunities Fund

/S/ Hugh McHaffie
Hugh McHaffie
President

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Hugh McHaffie
Hugh McHaffie
President

Date: December 18, 2009

/S/Charles A. Rizzo .
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009